Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 2,360
Add: Provision for (reversal of) credit loss	49	$ (54)	$ 805
Ending balance	2,154	2,360
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	2,360	2,602
Add: Provision for (reversal of) credit loss	49	(54)
Add: Acquired by business combinations (Note 14)	2
Less: Amounts written off	(257)	(188)
Ending balance	$ 2,154	$ 2,360	$ 2,602